AST JPMorgan Strategic Opportunities Portfolio
SUMMARY: AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek to maximize return compared to the benchmark through security selection and tactical asset allocation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AST JPMorgan Strategic Opportunities Portfolio
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Dividend Expense on Short Sales	0.10%
Broker Fees and Expenses on Short Sales	0.01%
Acquired Fund Fees & Expenses
Total Annual Portfolio Operating Expenses	1.27%

Example.

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AST JPMorgan Strategic Opportunities Portfolio	129	403	697	1,534

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 116% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Portfolio will utilize a variety of diversifying asset classes and investment styles, including a significant allocation to alternative investment strategies such as market neutral, 130/30, and absolute return.

The Portfolio may invest in a wide range of asset classes, including U.S. and non-U.S. equities, emerging markets equities, real estate investment trusts (REITs) domiciled in and outside of the United States, U.S. and non-U.S. fixed income, high yield bonds, convertible bonds, and emerging markets bonds. The allocation to these asset classes will vary depending on J.P. Morgan's tactical views. Market neutral strategies seek to produce a positive return regardless of the direction of the equity markets. 130/30 strategies follow a particular index, for example the S&P 500, but allow J.P. Morgan to sell short securities that are deemed likely to decline in value. Absolute return strategies seek to generate a return in excess of prevailing yields on U.S. Treasuries or the London Interbank Offered Rate (LIBOR).

The approximate target allocation of Portfolio assets across asset classes and anticipated asset allocation ranges are set forth in the table below:

		Anticipated
Asset Class	Approximate	Investment
	Allocation	Ranges

U.S. Equity Securities	27%	19-35%

		Anticipated
Asset Class	Approximate	Investment
	Allocation	Ranges

Foreign Equity Securities	13%	5-21%

U.S. & Foreign Debt Securities	50%	42-58%

U.S. Treasury Bills	10%	2-18%

Principal Risks of Investing in the Portfolios.

The risks identified below are the principal risks of investing in the Portfolios. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolios. An investment in a Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolios make every effort to achieve their objectives, the Portfolios can't guarantee success.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risks include: Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio’s foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

Fixed income securities risk. Investments in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Mortgage-backed securities risk. Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place. Moreover, mortgage-related securities issued by private, non-governmental issuers may experience higher rates of default on the underlying mortgages since these mortgage loans often do not meet the underwriting standards of government-issued mortgages.

The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation. Unlike Government National Mortgage Association securities, securities issued or guaranteed by U.S. government-related organizations such as Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support.

Liquidity and valuation risk. From time to time, the Portfolio may hold one or more securities for which there are no or few buyers and sellers or which are subject to limitations on transfer. The Portfolio also may have difficulty disposing of those securities at the values determined by the Portfolio for the purpose of determining the Portfolio's net asset value, especially during periods of significant net redemptions of Portfolio shares.

Leverage risk. Leverage is the investment of borrowed cash. The effect of using leverage is to amplify the Portfolio's gains and losses in comparison to the amount of the Portfolio's assets (that is, assets other than borrowed assets) at risk, thus causing the Portfolio to be more volatile.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to the Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Asset Transfer Program Risk. The Portfolio is used in connection with certain benefit programs under Prudential variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for Prudential to manage the guarantees offered in connection with these benefit programs, Prudential will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and other Portfolios (or, for one guaranteed minimum withdrawal benefit program, the insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the subadviser to purchase and sell securities at inopportune times and by otherwise limiting the subadviser's ability to fully implement the Portfolio's investment strategies. In addition, these pre-determined mathematical formulas may result in relatively small asset bases and relatively high operating expense ratios for the Portfolios compared to other similar funds.

Expense risk. Your actual cost of investing in the Portfolio may be higher than the expenses shown above under "Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio's average net assets decrease significantly.

Past Performance.

A number of factors, including risk, can affect how the Portfolio performs. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Note: The AST JPMorgan Strategic Opportunities Portfolio, formerly the AST UBS Dynamic Alpha Portfolio, changed subadvisers and changed its investment objective, policies, and strategy effective March 15, 2010. Performance prior to March 15, 2010 for the Portfolio reflect investment performance, investment operations, investment policies, and investment strategies of the former AST UBS Dynamic Alpha Portfolio, and does not represent the actual or predicted performance of the AST JPMorgan Strategic Opportunities Portfolio.

Annual Total Returns

Best Quarter:		Worst Quarter:
15.24%	2nd Quarter of 2009	-14.96%	4th Quarter of 2008

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	1 year	5 Years	10 Years
AST JPMorgan Strategic Opportunities Portfolio	0.23%	1.97%	3.94%
AST JPMorgan Strategic Opportunities Portfolio S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
AST JPMorgan Strategic Opportunities Portfolio Blended Index (reflects no deduction for fees, expenses or taxes)	2.88%	3.29%	5.09%